Shareholder Report	6 Months Ended	50 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Select Growth Fund, Inc.
Entity Central Index Key	0000102767
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000193015
Shareholder Report [Line Items]
Fund Name	Value Line Select Growth Fund, Inc.
Class Name	Institutional
Trading Symbol	VILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Select Growth Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Institutional Class generated a total return of 7.78% during the six months ended June 30, 2024. This compares to the 15.29% return of the Fund’s benchmark, the S&P 500 Index, during the semiannual period.

  The Fund underperformed the S&P 500® Index during the six-month reporting period, driven primarily by stock selection overall. Mega-cap stocks, i.e., the largest of the large-cap stocks, led the U.S. equity market during the semiannual period, and the Fund did not own those stocks.

  The Fund was hurt most significantly by stock selection in the information technology sector. Specifically, not owning computer graphics processors, chipsets and related multimedia software designer and manufacturer NVIDIA, whose shares rose approximately 150% during the semiannual period, detracted most. Additionally, holding positions in select sector laggards, including Accenture, Roper Technologies and Adobe hurt. Weak stock selection in the health care and financials sectors also detracted.

  The Fund benefited from effective stock selection in the consumer staples sector, where it held only one stock, Costco, whose shares posted a robust double-digit gain during the semiannual period. Having no exposure to the consumer discretionary and real estate sectors, which each was among the weakest sectors in the S&P 500® Index during the semiannual period, and effective stock selection in the industrials sector further boosted the Fund’s relative results.

  In addition to not owning NVIDIA and holding positions in information technology laggards, among the individual stocks that detracted most from the Fund’s relative results was rail freight transportation company Union Pacific, whose shares declined due to weaker than expected operating performance.

  The Fund was helped most during the semiannual period by positions in membership warehouse club Costco and aerospace components producer TransDigm Group. Each enjoyed a healthy double-digit share price gain during the semiannual period, each helped by stronger than expected operating performance. The Fund also benefited from not owning electric vehicle maker Tesla, whose shares experienced a double-digit share price decline during the semiannual period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Select Growth Fund, Inc.-Institutional Class	S&P 500® Index
05/20	$10,000	$10,000
04/20	$10,000	$9,908
05/20	$10,818	$10,380
06/20	$10,862	$10,587
07/20	$11,570	$11,184
08/20	$12,319	$11,987
09/20	$12,141	$11,532
10/20	$11,776	$11,225
11/20	$12,986	$12,454
12/20	$13,178	$12,933
01/21	$12,603	$12,802
02/21	$12,694	$13,155
03/21	$13,080	$13,731
04/21	$13,915	$14,464
05/21	$13,764	$14,565
06/21	$14,276	$14,905
07/21	$15,026	$15,259
08/21	$15,437	$15,723
09/21	$14,784	$14,992
10/21	$15,949	$16,042
11/21	$15,675	$15,931
12/21	$16,403	$16,645
01/22	$14,863	$15,784
02/22	$14,230	$15,311
03/22	$14,984	$15,880
04/22	$13,722	$14,495
05/22	$13,416	$14,522
06/22	$12,646	$13,323
07/22	$14,085	$14,551
08/22	$13,303	$13,958
09/22	$12,078	$12,672
10/22	$12,888	$13,698
11/22	$13,783	$14,464
12/22	$13,048	$13,631
01/23	$13,912	$14,487
02/23	$13,557	$14,134
03/23	$14,249	$14,653
04/23	$14,263	$14,881
05/23	$14,438	$14,946
06/23	$15,248	$15,933
07/23	$15,617	$16,445
08/23	$15,702	$16,184
09/23	$14,938	$15,412
10/23	$14,641	$15,088
11/23	$16,381	$16,466
12/23	$17,147	$17,214
01/24	$17,636	$17,503
02/24	$18,437	$18,438
03/24	$18,501	$19,031
04/24	$17,552	$18,254
05/24	$17,829	$19,159
06/24	$18,481	$19,846

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/1/20
Institutional Class	21.21%	15.87%
S&P 500® Index	24.56%	18.14%

Performance Inception Date		May 01, 2020
AssetsNet	$ 431,136,902	$ 431,136,902
Holdings Count | Holding	30	30
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$431,136,902
# of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	99.0%
Cash & Other Assets - Net	1.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Cintas Corp.	7.4%
TransDigm Group, Inc.	7.2%
Costco Wholesale Corp.	6.7%
Accenture PLC	4.9%
ServiceNow, Inc.	4.3%
MasterCard, Inc.	4.3%
Cadence Design Systems, Inc.	4.2%
Motorola Solutions, Inc.	4.2%
Intuit, Inc.	3.9%
Union Pacific Corp.	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020639
Shareholder Report [Line Items]
Fund Name	Value Line Select Growth Fund, Inc.
Class Name	Investor
Trading Symbol	VALSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Select Growth Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Investor Class generated a total return of 7.62% during the six months ended June 30, 2024. This compares to the 15.29% return of the Fund’s benchmark, the S&P 500 Index, during the semiannual period.

  The Fund underperformed the S&P 500® Index during the six-month reporting period, driven primarily by stock selection overall. Mega-cap stocks, i.e., the largest of the large-cap stocks, led the U.S. equity market during the semiannual period, and the Fund did not own those stocks.

  The Fund was hurt most significantly by stock selection in the information technology sector. Specifically, not owning computer graphics processors, chipsets and related multimedia software designer and manufacturer NVIDIA, whose shares rose approximately 150% during the semiannual period, detracted most. Additionally, holding positions in select sector laggards, including Accenture, Roper Technologies and Adobe hurt. Weak stock selection in the health care and financials sectors also detracted.

  The Fund benefited from effective stock selection in the consumer staples sector, where it held only one stock, Costco, whose shares posted a robust double-digit gain during the semiannual period. Having no exposure to the consumer discretionary and real estate sectors, which each was among the weakest sectors in the S&P 500® Index during the semiannual period, and effective stock selection in the industrials sector further boosted the Fund’s relative results.

  In addition to not owning NVIDIA and holding positions in information technology laggards, among the individual stocks that detracted most from the Fund’s relative results was rail freight transportation company Union Pacific, whose shares declined due to weaker than expected operating performance.

  The Fund was helped most during the semiannual period by positions in membership warehouse club Costco and aerospace components producer TransDigm Group. Each enjoyed a healthy double-digit share price gain during the semiannual period, each helped by stronger than expected operating performance. The Fund also benefited from not owning electric vehicle maker Tesla, whose shares experienced a double-digit share price decline during the semiannual period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Select Growth Fund, Inc.-Investor Class	S&P 500® Index
06/14	$10,000	$10,000
07/14	$9,670	$9,862
08/14	$10,065	$10,257
09/14	$9,763	$10,113
10/14	$10,180	$10,360
11/14	$10,321	$10,638
12/14	$10,230	$10,612
01/15	$9,976	$10,293
02/15	$10,511	$10,885
03/15	$10,505	$10,712
04/15	$10,417	$10,815
05/15	$10,493	$10,954
06/15	$10,466	$10,742
07/15	$10,677	$10,967
08/15	$10,115	$10,306
09/15	$9,810	$10,051
10/15	$10,423	$10,898
11/15	$10,481	$10,931
12/15	$10,255	$10,758
01/16	$9,724	$10,225
02/16	$9,773	$10,211
03/16	$10,443	$10,903
04/16	$10,457	$10,946
05/16	$10,649	$11,142
06/16	$10,730	$11,171
07/16	$11,000	$11,583
08/16	$11,056	$11,599
09/16	$10,996	$11,602
10/16	$10,727	$11,390
11/16	$10,996	$11,812
12/16	$10,973	$12,045
01/17	$11,253	$12,274
02/17	$11,730	$12,761
03/17	$11,745	$12,776
04/17	$12,113	$12,907
05/17	$12,423	$13,089
06/17	$12,351	$13,170
07/17	$12,536	$13,441
08/17	$12,544	$13,482
09/17	$12,726	$13,760
10/17	$12,994	$14,082
11/17	$13,362	$14,513
12/17	$13,422	$14,675
01/18	$14,103	$15,515
02/18	$13,657	$14,943
03/18	$13,637	$14,563
04/18	$13,532	$14,619
05/18	$13,933	$14,971
06/18	$14,197	$15,064
07/18	$14,780	$15,624
08/18	$15,364	$16,133
09/18	$15,587	$16,225
10/18	$14,241	$15,116
11/18	$14,813	$15,424
12/18	$13,608	$14,031
01/19	$14,747	$15,156
02/19	$15,636	$15,642
03/19	$16,159	$15,946
04/19	$16,726	$16,592
05/19	$16,360	$15,538
06/19	$17,476	$16,633
07/19	$17,628	$16,872
08/19	$17,775	$16,605
09/19	$17,650	$16,915
10/19	$17,753	$17,282
11/19	$18,392	$17,909
12/19	$18,588	$18,449
01/20	$19,199	$18,442
02/20	$17,724	$16,924
03/20	$15,451	$14,834
04/20	$17,399	$16,735
05/20	$18,817	$17,532
06/20	$18,884	$17,881
07/20	$20,111	$18,889
08/20	$21,405	$20,247
09/20	$21,090	$19,478
10/20	$20,455	$18,960
11/20	$22,555	$21,035
12/20	$22,886	$21,844
01/21	$21,879	$21,623
02/21	$22,037	$22,220
03/21	$22,697	$23,193
04/21	$24,137	$24,431
05/21	$23,875	$24,601
06/21	$24,760	$25,175
07/21	$26,054	$25,773
08/21	$26,756	$26,557
09/21	$25,627	$25,322
10/21	$27,635	$27,096
11/21	$27,153	$26,908
12/21	$28,414	$28,114
01/22	$25,738	$26,659
02/22	$24,643	$25,861
03/22	$25,935	$26,821
04/22	$23,751	$24,483
05/22	$23,210	$24,527
06/22	$21,876	$22,503
07/22	$24,362	$24,578
08/22	$23,007	$23,575
09/22	$20,886	$21,404
10/22	$22,283	$23,137
11/22	$23,814	$24,430
12/22	$22,541	$23,023
01/23	$24,031	$24,469
02/23	$23,412	$23,872
03/23	$24,604	$24,749
04/23	$24,620	$25,135
05/23	$24,918	$25,244
06/23	$26,306	$26,912
07/23	$26,941	$27,777
08/23	$27,082	$27,334
09/23	$25,757	$26,031
10/23	$25,239	$25,484
11/23	$28,235	$27,811
12/23	$29,554	$29,075
01/24	$30,383	$29,563
02/24	$31,763	$31,142
03/24	$31,858	$32,144
04/24	$30,227	$30,831
05/24	$30,693	$32,360
06/24	$31,806	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	20.91%	12.72%	12.27%
S&P 500® Index	24.56%	15.05%	12.86%

AssetsNet	$ 431,136,902	$ 431,136,902
Holdings Count | Holding	30	30
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$431,136,902
# of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	99.0%
Cash & Other Assets - Net	1.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Cintas Corp.	7.4%
TransDigm Group, Inc.	7.2%
Costco Wholesale Corp.	6.7%
Accenture PLC	4.9%
ServiceNow, Inc.	4.3%
MasterCard, Inc.	4.3%
Cadence Design Systems, Inc.	4.2%
Motorola Solutions, Inc.	4.2%
Intuit, Inc.	3.9%
Union Pacific Corp.	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com